Annual Total Returns (International Portfolio - International Portfolio Annuity) (International Portfolio, International Portfolio - International Portfolio)	12 Months Ended
Dec. 31, 2014
International Portfolio | International Portfolio - International Portfolio
Annual Total Return
2014	(6.05%)
2013	23.26%
2012	20.14%
2011	(13.54%)
2010	15.79%
2009	42.57%
2008	(44.87%)
2007	17.41%
2006	26.75%
2005	16.31%